CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)	₪ 0.02	₪ 0.02
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares issued	41,260,439	41,170,168
Ordinary shares, outstanding	41,260,439	41,170,168